Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land	$ 23,004	$ 23,182
Buildings	34,173	33,937
Leasehold improvements	1,266,499	1,106,935
Equipment and information systems	1,269,343	1,107,778
New center and capital asset projects in progress	144,124	38,721
Property, Plant and Equipment, Gross, Total	2,737,143	2,310,553
Less accumulated depreciation and amortization	(1,304,492)	(1,139,745)
Property and equipment, net	$ 1,432,651	$ 1,170,808